Events after the balance sheet date - Additional information (Detail) - USD ($) $ in Millions			6 Months Ended
	Aug. 01, 2018	Jul. 12, 2018	Jun. 30, 2018
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from disposal			$ 150
Non Binding Agreement To Dispose Of Joint Operation [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Sale of ownership consideration		$ 3,500
Other disposals of assets [member] | Queensland Australia [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from disposal	$ 3,950
Other disposals of assets [member] | Australia [Member] | Hail Creek Coal Mine And Valeria Coal Development Project [Member] | Glencore [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from sale of interests	1,700
Other disposals of assets [member] | Australia [Member] | Kestrel Underground Coal Mine [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from sale of interests	$ 2,250